Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	2.37950%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,169,709.68

Principal:
Principal Collections	$31,727,097.37
Prepayments in Full	$15,852,680.55
Liquidation Proceeds	$600,992.39
Recoveries	$34,406.62
Sub Total	$48,215,176.93
Collections	$52,384,886.61

Purchase Amounts:
Purchase Amounts Related to Principal	$147,336.83
Purchase Amounts Related to Interest	$606.63
Sub Total	$147,943.46

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,532,830.07

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$52,532,830.07
Servicing Fee	$1,193,011.27	$1,193,011.27	$0.00	$0.00	$51,339,818.80
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$51,339,818.80
Interest - Class A-2a Notes	$665,380.21	$665,380.21	$0.00	$0.00	$50,674,438.59
Interest - Class A-2b Notes	$446,549.32	$446,549.32	$0.00	$0.00	$50,227,889.27
Interest - Class A-3 Notes	$1,381,957.75	$1,381,957.75	$0.00	$0.00	$48,845,931.52
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$48,503,150.52
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,503,150.52
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$48,374,883.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,374,883.85
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$48,285,407.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$48,285,407.18
Regular Principal Payment	$69,294,102.52	$48,285,407.18	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$52,532,830.07

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$48,285,407.18
Total					$48,285,407.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$28,287,953.54	$88.88	$665,380.21	$2.09	$28,953,333.75	$90.97
Class A-2b Notes	$19,997,453.64	$88.88	$446,549.32	$1.98	$20,444,002.96	$90.86
Class A-3 Notes	$0.00	$0.00	$1,381,957.75	$2.53	$1,381,957.75	$2.53
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$48,285,407.18	$30.58	$3,054,411.62	$1.93	$51,339,818.80	$32.51

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$308,284,269.35	0.9685945	$279,996,315.81	0.8797170
Class A-2b Notes	$217,933,770.91	0.9685945	$197,936,317.27	0.8797170
Class A-3 Notes	$547,310,000.00	1.0000000	$547,310,000.00	1.0000000
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$1,282,638,040.26	0.8123875	$1,234,352,633.08	0.7818049

Pool Information
Weighted Average APR	3.435%	3.426%
Weighted Average Remaining Term	52.73	51.90
Number of Receivables Outstanding	57,108	55,785
Pool Balance	$1,431,613,520.52	$1,382,725,534.18
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,306,124,261.14	$1,261,714,767.32
Pool Factor	0.8284801	0.8001885

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$121,010,766.86
Targeted Overcollateralization Amount	$169,381,596.44
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$148,372,901.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		151	$559,879.20
(Recoveries)		7	$34,406.62
Net Loss for Current Collection Period			$525,472.58
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4405%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1206%
Second Prior Collection Period			0.2712%
Prior Collection Period			0.2891%
Current Collection Period			0.4481%
Four Month Average (Current and Prior Three Collection Periods)			0.2823%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		777	$1,473,918.81
(Cumulative Recoveries)			$53,318.55
Cumulative Net Loss for All Collection Periods			$1,420,600.26
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0822%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,896.94
Average Net Loss for Receivables that have experienced a Realized Loss			$1,828.31

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.70%	351	$9,659,181.58
61-90 Days Delinquent	0.07%	33	$991,589.14
91-120 Days Delinquent	0.02%	9	$314,841.17
Over 120 Days Delinquent	0.01%	5	$187,272.24
Total Delinquent Receivables	0.81%	398	$11,152,884.13

Repossession Inventory:
Repossessed in the Current Collection Period		31	$876,942.66
Total Repossessed Inventory		41	$1,182,557.49

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0514%
Prior Collection Period			0.0893%
Current Collection Period			0.0843%
Three Month Average			0.0750%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1080%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	6

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer